KEY MANAGEMENT COMPENSATION - Disclosure of Information About Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Key Management Compensation [Line Items]
Key management personnel compensation	$ 11,898	$ 12,824
Independent members of the Board of Directors[Member]
Disclosure Of Key Management Compensation [Line Items]
Salaries, bonuses, fees and benefits	567	818
Share-based payments	656	552
Other members of key management [Member]
Disclosure Of Key Management Compensation [Line Items]
Salaries, bonuses, fees and benefits	6,128	7,148
Share-based payments	$ 4,547	$ 4,306